Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information

20.  Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The company concluded that the Group’s CODM is Mr. Wei Wen, Chairman of the Board of Directors and CEO.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on such organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has two operating segments-Continuing Business and Discontinued Business in 2017 and 2018.

The Company’s one segment is auto shows, group-purchase facilitation, special promotion events and virtual dealership, online marketing services and others (the “segment”).

The Company disposed of its electric vehicle sales facilitation business in June 2018. This is the Discontinued Business and the results of this segment are included as discontinued operations for the years ended December 31, 2017 and 2018.

Key revenue streams of the segment are as below:

	December 31, 2017	December 31, 2018	December 31, 2019
	RMB	RMB	RMB
Offline Marketing Services:
Auto shows	263,927	644,252	603,407
Special promotion events	-	-	19,772
Group-purchase facilitation	16,739	-	-
Virtual dealership, online marketing services and others	-	6,761	21,594
Total	280,666	651,013	644,773

Substantially all revenues are derived from China based on the geographical locations where services are provided to customers. In addition, the Group’s long-lived assets are substantially all located in China. Therefore, no geographical segments are presented.